Schedule of compensation of key management (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Related party transactions [abstract]
- other emoluments	$ 209,194	$ 1,642,151	$ 2,640,000
Employer’s contribution to defined contribution plans	3,439	27,000	49,500
Short-term employee benefits	$ 212,633	$ 1,669,151	$ 2,689,500